QUARTERLY DATA (UNAUDITED) (Tables)	12 Months Ended
Dec. 31, 2014
Quarterly Financial Data [Abstract]
Quarterly Financial Information
(Thousands of dollars)	Q4	Q3	Q2	Q1	Q4	Q3	Q2	Q1
	2014	2014	2014	2014	2013	2013	2013	2013

Revenue	$9,558	$6,924	$4,258	$8,151	$9,985	$17,765	$10,226	$8,066
Cost of sales and services	5,854	4,537	2,342	6,226	7,222	10,984	7,117	5,046

Gross profit (exclusive of depreciation and amortization shown below)	3,704	2,387	1,916	1,925	2,763	6,781	3,109	3,020
As a percentage of sales	38.8%	34.5%	45.0%	23.6%	27.7%	38.2%	30.4%	37.4%

Operating expenses
Administration	1,841	1,710	1,839	1,740	4,803	2,280	2,833	2,410
Sales and marketing	1,623	1,791	2,008	1,707	2,905	2,300	2,522	2,259
Customer support and operations	2,197	2,400	2,388	2,228	3,048	2,889	2,984	2,436
Research and development	1,869	1,532	1,761	1,602	11,211	2,339	1,534	2,739
Depreciation and amortization	665	702	702	767	630	963	943	950
Total operating expenses	8,195	8,135	8,698	8,044	22,597	10,771	10,816	10,794

Operating loss before the following:	(4,491)	(5,748)	(6,782)	(6,119)	(19,834)	(3,990)	(7,707)	(7,774)
Gain (loss) on asset disposals	(2)	(206)	12	-	(120)	-	-	-
Foreign exchange gain (loss)	(842)	(1,357)	677	(710)	(557)	387	(483)	(555)
Interest and other expense	(1,358)	(1,092)	(1,072)	(1,055)	(992)	(195)	(3)	(33)
Net loss before taxes	$(6,693)	$(8,403)	$(7,165)	$(7,884)	$(21,503)	$(3,798)	$(8,193)	$(8,362)

Income tax expense (benefit)	374	(11)	(138)	17	112	6	10	16

Net loss	$(7,067)	$(8,392)	$(7,027)	$(7,901)	$(21,615)	$(3,804)	$(8,203)	$(8,378)

Loss per share
Basic	$(0.13)	$(0.16)	$(0.14)	$(0.15)	$(0.42)	$(0.07)	$(0.16)	$(0.18)
Diluted	$(0.13)	$(0.16)	$(0.14)	$(0.15)	$(0.42)	$(0.07)	$(0.16)	$(0.18)